UNISSUED SHARE LIABILITY (Details Narrative) - M2i Global Inc [Member] - USD ($)	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Issuance of preferred shares	$ 4,137,500
Series B Convertible Preferred Stock [Member]
Issuance of preferred shares	$ 4,137,500